Prepayments and other current assets	6 Months Ended
Jun. 30, 2026
Prepayments And Other Current Assets
Prepayments and other current assets

Note 4 - Prepayments and other current assets

Prepayments

Prepayments primarily comprise amounts paid in advance for software and technology subscriptions, insurance, professional and compliance services, and other annual or multi-period service arrangements.

Other current assets

Other current assets comprised the following at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Sales tax receivable	$790,491	$86,756
Deposits	86,259	89,288
	$876,750	$176,044